Going Concern (Details)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2025 CNY (¥)
Going Concern [Line Items]
Net loss	$ (26,659,381)	$ (17,981,164)	$ (32,920,724)
Net cash used in operating activities	(25,160,584)	$ (5,352,157)	$ (7,282,995)
Working capital deficit	$ 28,422,197
Percentage of asset liability ratio	70.00%
Cash and cash equivalents and restricted cash	$ 28,150,101
GIOP BJ [Member]
Going Concern [Line Items]
Net cash used in operating activities	25,160,584
Revolving fund	$ 1,000,987
Currant asset (in Yuan Renminbi) | ¥				¥ 25,000,000
Net assets (in Yuan Renminbi) | ¥				¥ 8,000,000
Percentage of asset liability ratio	80.00%
China Construction Bank (“CCB”) [Member]
Going Concern [Line Items]
Long term debt
Maximum [Member]
Going Concern [Line Items]
Percentage of asset liability ratio	100.00%